Land use rights, net	12 Months Ended
Dec. 31, 2024
Land use rights, net
Land use rights, net
8.	Land use rights, net

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights	11,083,695	11,907,443
Less: accumulated amortization	(896,061)	(1,166,035)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	10,132,626	10,686,400

The expiry dates of the land use rights range from the years 2049 to 2073.
Amortization expenses charged were RMB178.8 million, RMB217.3 million and RMB270.1 million for the years ended December 31, 2022, 2023 and 2024, respectively. Amortization expenses are expected to be at RMB278.7 million for each of the year ending December 31, 2025, 2026, 2027, 2028 and 2029.
There is no impairment on land use rights recognized for the year ended December 31, 2022, 2023 and 2024.